UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	April 24, 2008

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total:	$94,930

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      938    11855 SH       SOLE                    11855
ABBOTT LABORATORIES            COM              002824100     2880    52230 SH       SOLE                    52230
AMERICAN INTERNATIONAL GROUP   COM              026874107     2598    60061 SH       SOLE                    60061
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103      801    16871 SH       SOLE                    16871
APPLE COMPUTER INC             COM              037833100      265     1850 SH       SOLE                     1850
AT&T INC                       COM              00206R102      246     6415 SH       SOLE                     6415
BANK OF AMERICA CORP           COM              060505104      491    12953 SH       SOLE                    12953
CHEVRONTEXACO CORPORATION      COM              166751107      493     5770 SH       SOLE                     5770
CHICO'S FAS, INC.              COM              168615102      594    83600 SH       SOLE                    83600
CISCO SYSTEMS INC              COM              17275R102     2526   104850 SH       SOLE                   104850
CITIGROUP                      COM              172967101      242    11307 SH       SOLE                    11307
CULLEN FROST BANKERS           COM              229899109     3400    64098 SH       SOLE                    64098
CVS CORP.                      COM              126650100     3436    84825 SH       SOLE                    84825
DISNEY WALT HOLDING CO         COM              254687106     2754    87753 SH       SOLE                    87753
DRS TECHNOLOGIES, INC.         COM              23330X100     3686    63239 SH       SOLE                    63239
EMC CORP MASS                  COM              268648102     2251   156965 SH       SOLE                   156965
EXXON MOBIL CORP               COM              302290101      959    11339 SH       SOLE                    11339
FOREST OIL CORPORATION         COM              346091606     3764    76888 SH       SOLE                    76888
GENERAL ELECTRIC CO            COM              369604103     4117   111237 SH       SOLE                   111237
HOME DEPOT                     COM              437076102     1326    47425 SH       SOLE                    47425
HOSPIRA, INC.                  COM              441060100     3545    82895 SH       SOLE                    82895
HUNT J B TRANSPORT SERVICES    COM              445658107      212     6750 SH       SOLE                     6750
ILLINOIS TOOL WORKS INC        COM              452308109     2782    57673 SH       SOLE                    57673
INTEL CORP                     COM              458140100     2559   120811 SH       SOLE                   120811
INTERNATIONAL BUSINESS MACHINE COM              459200101      904     7848 SH       SOLE                     7848
JOHNSON CONTROLS               COM              478366107     3103    91815 SH       SOLE                    91815
KIMBERLY CLARK CORP            COM              494368103      997    15440 SH       SOLE                    15440
LAZARD LTD-CL A                COM              021260622     3041    79613 SH       SOLE                    79613
LONE STAR LIQUIDATING TRUST    COM              54229r102        4  1196349 SH       SOLE                  1196349
MEDTRONIC, INC.                COM              585055106     3364    69553 SH       SOLE                    69553
MICROSOFT CORP                 COM              594918104     2952   104019 SH       SOLE                   104019
NIKE, INC. CLASS B             COM              654106103     3415    50225 SH       SOLE                    50225
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      573     7933 SH       SOLE                     7933
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3051    94748 SH       SOLE                    94748
POWER-ONE, INC.                COM              739308104       36    11275 SH       SOLE                    11275
PROCTER & GAMBLE CO            COM              742718109      285     4063 SH       SOLE                     4063
REGIONS FINANCIAL CORPORATION  COM              7591EP100      820    41510 SH       SOLE                    41510
SCHERING PLOUGH CORP           COM              806605101     1363    94570 SH       SOLE                    94570
TARGET STORES                  COM              87612E106     2799    55225 SH       SOLE                    55225
THE CHARLES SCHWAB CORP        COM              808513105     2444   129796 SH       SOLE                   129796
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3589    63144 SH       SOLE                    63144
UNITEDHEALTH GROUP, INC.       COM              91324P102     2355    68525 SH       SOLE                    68525
WAL MART STORES INC            COM              931142103     4102    77867 SH       SOLE                    77867
WRIGHT MEDICAL GROUP INC       COM              98235t107     3061   126810 SH       SOLE                   126810
XTO ENERGY, INC.               COM              98385X106     3335    53912 SH       SOLE                    53912
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      701    65320 SH       SOLE                    65320
VANGUARD 500 INDEX FUND-SIGN                    922908496      871     8656 SH       SOLE                     8656
VANGUARD INSTL INDEX-INST PL                    922040209      902     7460 SH       SOLE                     7460